Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Goodwill

	2019	2018
	RMB million	RMB million
Cost and carrying amount:	237	237

Goodwill Allocated Cash-Generating Units
Impairment tests for cash-generating units containing goodwill

	2019	2018
	RMB million	RMB million
Southern Airlines Group Import and Export Trading Company (“SAIETC”)	182	182
Xiamen Airlines Culture and Media Co., Ltd. (“XACM”)	55	55

Total	237	237